File No. 333-142084
Filed on December 28, 2012	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	10	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	24	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 28, 2012, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on December 28, 2012, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

December 28, 2012

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013B (PRS)
32-70130-02  2012/12/28

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Individual Flexible Purchase Payment

Deferred Variable Annuity Contract

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573 1-800-350-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

      This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP1

•	DWS Dreman Small Mid Cap Value VIP

•	DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP)

•	DWS Global Thematic VIP

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity ® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity ® VIP Growth Opportunities

•	Fidelity ® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth Securities

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

    The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  December 28, 2012

V7013B  (PRS)
Protected by U.S. Patent No. 7,251,623 B1.
32-70130-02  2012/12/28

•	Franklin Growth & Income Securities

•	Franklin High Income Securities

•	Franklin Income Securities

•	Franklin Large Cap Growth Securities

•	Franklin Large Cap Value Securities

•	Franklin Mutual Global Discovery Securities

•	Franklin Mutual Shares Securities

•	Franklin Rising Dividends Securities

•	Franklin Small Cap Value Securities

•	Franklin Small-Mid Cap Growth Securities

•	Franklin Strategic Income Securities

•	Franklin US Government Securities

•	Goldman Sachs VIT Government Income

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Goldman Sachs VIT Structured Small Cap Equity

•	Guggenheim VT All Cap Value2

•	Guggenheim VT All-Asset Aggressive Strategy2

•	Guggenheim VT All-Asset Conservative Strategy2

•	Guggenheim VT All-Asset Moderate Strategy2

•	Guggenheim VT CLS AdvisorOne Amerigo2

•	Guggenheim VT CLS AdvisorOne Clermont2

•	Guggenheim VT CLS AdvisorOne Select Allocation2

•	Guggenheim VT DWA Flexible Allocation 2

•	Guggenheim VT DWA Sector Rotation 2

•	Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)2

•	Guggenheim VT High Yield2

•	Guggenheim VT Large Cap Concentrated Growth2

•	Guggenheim VT Large Cap Core 2

•	Guggenheim VT Large Cap Value2

•	Guggenheim VT Managed Asset Allocation2

•	Guggenheim VT Mid Cap Growth 2

•	Guggenheim VT Mid Cap Value2

•	Guggenheim VT MSCI EAFE Equal Weight 2

•	Guggenheim VT Multi-Hedge Strategies2

•	Guggenheim VT Small Cap Growth 2

•	Guggenheim VT Small Cap Value2

•	Guggenheim VT U.S. Intermediate Bond 2

•	Guggenheim VT U.S. Long Short Momentum2

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	ING Clarion Global Real Estate

•	ING Clarion Real Estate

•	ING MidCap Opportunities

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. Core Equity

•	Invesco V.I. Global Core Equity (formerly Invesco Van Kampen V.I. Global Value Equity)

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Invesco V.I. Utilities

•	Invesco Van Kampen V.I. American Franchise (formerly Invesco Van Kampen V.I. Capital Growth)

•	Invesco Van Kampen V.I. American Value (formerly Invesco Van Kampen V.I. Mid Cap Value)

•	Invesco Van Kampen V.I. Comstock

•	Invesco Van Kampen V.I. Equity and Income

•	Invesco Van Kampen V.I. Growth and Income

•	Invesco Van Kampen V.I. Mid Cap Growth

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC (formerly Lord Abbett Series Capital Structure VC)

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC (formerly Lord Abbett Series Mid Cap Value VC)

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

2

•	MFS ® VIT Emerging Markets Equity

•	MFS ® VIT High Yield

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Securities Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Templeton Global Bond Securities

•	Templeton Growth Securities

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")

3

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")

•	Van Eck VIP Global Hard Assets

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Effective April 30, 2012, the DWS Blue Chip VIP merged into DWS Growth & Income VIP. Effective May 1, 2012, the DWS Growth & Income VIP changed its name to DWS Core Equity VIP.

2
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim.” Although SBL Fund’s legal name has not changed, it and its series are marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim. These underlying funds were previously marketed as Rydex | SGI.

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated December 28, 2012, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 58 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

4

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

6

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the contract are as follows:

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Dimensional VA Global Bond Portfolio

•	Dimensional VA International Small Portfolio

•	Dimensional VA International Value Portfolio

•	Dimensional VA Short-Term Fixed Portfolio

•	Dimensional VA U.S. Large Value Portfolio

•	Dimensional VA U.S. Targeted Value Portfolio

•	Direxion Dynamic VP HY Bond

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP1

•	DWS Dreman Small Mid Cap Value VIP

•	DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP)

•	DWS Global Thematic VIP

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity ® VIP Emerging Markets

7

•	Fidelity® VIP Growth & Income

•	Fidelity ® VIP Growth Opportunities

•	Fidelity ® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth Securities

•	Franklin Growth & Income Securities

•	Franklin High Income Securities

•	Franklin Income Securities

•	Franklin Large Cap Growth Securities

•	Franklin Large Cap Value Securities

•	Franklin Mutual Global Discovery Securities

•	Franklin Mutual Shares Securities

•	Franklin Rising Dividends Securities

•	Franklin Small Cap Value Securities

•	Franklin Small-Mid Cap Growth Securities

•	Franklin Strategic Income Securities

•	Franklin US Government Securities

•	Goldman Sachs VIT Government Income

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Goldman Sachs VIT Structured Small Cap Equity

•	Guggenheim VT All Cap Value2

•	Guggenheim VT All-Asset Aggressive Strategy2

•	Guggenheim VT All-Asset Conservative Strategy2

•	Guggenheim VT All-Asset Moderate Strategy2

•	Guggenheim VT CLS AdvisorOne Amerigo2

•	Guggenheim VT CLS AdvisorOne Clermont2

•	Guggenheim VT CLS AdvisorOne Select Allocation2

•	Guggenheim VT DWA Flexible Allocation 2

•	Guggenheim VT DWA Sector Rotation 2

•	Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)2

•	Guggenheim VT High Yield2

•	Guggenheim VT Large Cap Concentrated Growth2

•	Guggenheim VT Large Cap Core 2

•	Guggenheim VT Large Cap Value2

•	Guggenheim VT Managed Asset Allocation2

•	Guggenheim VT Mid Cap Growth 2

•	Guggenheim VT Mid Cap Value2

•	Guggenheim VT MSCI EAFE Equal Weight2

•	Guggenheim VT Multi-Hedge Strategies2

•	Guggenheim VT Small Cap Growth 2

•	Guggenheim VT Small Cap Value2

•	Guggenheim VT U.S. Intermediate Bond 2

•	Guggenheim VT U.S. Long Short Momentum2

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	ING Clarion Global Real Estate

•	ING Clarion Real Estate

•	ING MidCap Opportunities

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. Core Equity

•	Invesco V.I. Global Core Equity (formerly Invesco Van Kampen V.I. Global Value Equity)

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Invesco V.I. Utilities

•	Invesco Van Kampen V.I. American Franchise (formerly Invesco Van Kampen V.I. Capital Growth)

•	Invesco Van Kampen V.I. American Value (formerly Invesco Van Kampen V.I. Mid Cap Value)

•	Invesco Van Kampen V.I. Comstock

•	Invesco Van Kampen V.I. Equity and Income

•	Invesco Van Kampen V.I. Growth and Income

•	Invesco Van Kampen V.I. Mid Cap Growth

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

8

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC (formerly Lord Abbett Series Capital Structure VC)

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC (formerly Lord Abbett Series Mid Cap Value VC)

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS ® VIT Emerging Markets Equity

•	MFS ® VIT High Yield

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Securities Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

9

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Templeton Global Bond Securities

•	Templeton Growth Securities

•	Third Avenue Value

•	Van Eck VIP Global Hard Assets

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Effective April 30, 2012, the DWS Blue Chip VIP merged into DWS Growth & Income VIP. Effective May 1, 2012, the DWS Growth & Income VIP changed its name to DWS Core Equity VIP.

2
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim.” Although SBL Fund’s legal name has not changed, it and its series are marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex | SGI.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

10

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated

11

as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge3	0.35%
Total Separate Account Annual Expenses	1.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3    The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

12

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	30.03%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2011, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December
31, 2011.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$233	$5,076	$7,711	$10,170

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$152	$471	$813	$1,779

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2011.

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Alger Capital Appreciation	20112	$10.00	$ 9.01	0
Alger Large Cap Growth	20112	10.00	9.15	0
American Century VP Income & Growth	20112	10.00	9.42	0
American Century VP International	20112	10.00	8.17	0
American Century VP Mid Cap Value	20112	10.00	9.17	0
American Century VP Value	20112	10.00	9.32	0
BlackRock Basic Value V.I.	20112	10.00	8.84	0
BlackRock Capital Appreciation V.I.	20112	10.00	8.47	0

13

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Equity Dividend V.I.	20112	$10.00	$ 9.55	0
BlackRock Global Allocation V.I.	20112	10.00	9.04	0
BlackRock Global Opportunities V.I.	20112	10.00	8.26	0
BlackRock Large Cap Core V.I.	20112	10.00	9.07	0
BlackRock Large Cap Growth V.I.	20112	10.00	9.04	0
DWS Core Equity VIP3	20112	10.00	8.93	0
DWS Capital Growth VIP	20112	10.00	8.85	0
DWS Dreman Small Mid Cap Value VIP	20112	10.00	8.39	0
DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP)	20112	10.00	8.46	0
DWS Global Thematic VIP	20112	10.00	7.87	0
DWS Government & Agency Securities VIP	20112	10.00	10.33	0
DWS Large Cap Value VIP	20112	10.00	9.18	0
Fidelity® VIP Balanced	20112	10.00	8.90	0
Fidelity® VIP Contrafund®	2011	9.13	8.58	0
	2010	8.08	9.13	0
	2009	6.18	8.08	0
	2008	11.15	6.18	0
	2007	10.00	11.15	0
Fidelity® VIP Disciplined Small Cap	20112	10.00	8.84	0
Fidelity® VIP Growth & Income	20112	10.00	9.38	0
Fidelity® VIP Index 500	2011	8.27	8.13	0
	2010	7.46	8.27	0
	2009	6.11	7.46	0
	2008	10.07	6.11	0
	2007	10.00	10.07	0
Fidelity® VIP Investment-Grade Bond	2011	10.87	11.24	227
	2010	10.46	10.87	150
	2009	9.38	10.46	500
	2008	10.06	9.38	236
	2007	10.00	10.06	0
Fidelity® VIP Mid Cap	20112	10.00	8.27	0
Fidelity® VIP Overseas	20112	10.00	7.75	0
Fidelity® VIP Real Estate	20112	10.00	9.72	0
Fidelity® VIP Strategic Income	20112	10.00	9.92	0
Franklin Flex Cap Growth Securities	20112	10.00	8.74	0
Franklin Growth & Income Securities	20112	10.00	9.53	0
Franklin High Income Securities	20112	10.00	9.78	0
Franklin Income Securities	20112	10.00	9.45	0
Franklin Large Cap Growth Securities	20112	10.00	9.20	0
Franklin Large Cap Value Securities	20112	10.00	8.73	0
Franklin Mutual Global Discovery Securities	20112	10.00	9.06	0
Franklin Mutual Shares Securities	20112	10.00	9.12	0
Franklin Rising Dividends Securities	20112	10.00	9.87	0
Franklin Small Cap Value Securities	20112	10.00	8.74	0
Franklin Small-Mid Cap Growth Securities	2011	17.75	16.32	0
	2010	14.40	17.75	0
	2009	10.38	14.40	0
	20081	10.00	10.38	0
Franklin Strategic Income Securities	20112	10.00	9.73	0
Franklin US Government Securities	20112	10.00	10.27	0

14

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Government Income	20112	$10.00	$10.37	0
Goldman Sachs VIT Growth Opportunities	20112	10.00	8.77	0
Goldman Sachs VIT Large Cap Value	20112	10.00	8.58	0
Goldman Sachs VIT Mid Cap Value	20112	10.00	8.56	0
Goldman Sachs VIT Strategic Growth	20112	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	20112	10.00	7.98	0
Goldman Sachs VIT Structured Small Cap Equity	20112	10.00	8.99	0
Guggenheim VT All Cap Value4	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	20081	10.00	10.52	0
Guggenheim VT All-Asset Aggressive Strategy4	2011	9.17	8.48	0
	2010	8.45	9.17	0
	2009	7.39	8.45	0
	2008	10.21	7.39	0
	2007	10.00	10.21	0
Guggenheim VT All-Asset Conservative Strategy4	2011	9.34	8.91	0
	2010	9.00	9.34	0
	2009	8.87	9.00	0
	2008	10.30	8.87	0
	2007	10.00	10.30	0
Guggenheim VT All-Asset Moderate Strategy4	2011	9.21	8.65	0
	2010	8.84	9.21	0
	2009	8.18	8.84	0
	2008	10.27	8.18	0
	2007	10.00	10.27	0
Guggenheim VT CLS AdvisorOne Amerigo4	2011	8.93	8.00	13,299
	2010	8.03	8.93	8,894
	2009	5.96	8.03	4,550
	2008	10.84	5.96	6,549
	2007	10.00	10.84	0
Guggenheim VT CLS AdvisorOne Clermont4	2011	8.76	8.44	1,467
	2010	8.17	8.76	980
	2009	6.90	8.17	4,266
	2008	10.21	6.90	1,099
	2007	10.00	10.21	0
Guggenheim VT CLS AdvisorOne Select Allocation4	2011	8.93	8.26	7,301
	2010	8.12	8.93	4,895
	2009	6.19	8.12	4,460
	2008	11.08	6.19	3,686
	2007	10.00	11.08	0
Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)4	2011	8.27	7.30	0
	2010	8.88	8.27	0
	2009	9.57	8.88	0
	20081	10.00	9.57	0
Guggenheim VT High Yield4	20112	10.00	9.38	0
Guggenheim VT Large Cap Concentrated Growth4	20112	10.00	8.70	0

15

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VT Large Cap Value4	2011	$14.10	$13.09	0
	2010	12.56	14.10	0
	2009	10.28	12.56	0
	20081	10.00	10.28	0
Guggenheim VT Managed Asset Allocation4	20112	10.00	9.45	0
Guggenheim VT Mid Cap Value4	2011	17.55	15.69	0
	2010	15.42	17.55	0
	2009	11.09	15.42	0
	20081	10.00	11.09	0
Guggenheim VT MSCI EAFE Equal Weight4	2011	8.07	6.57	0
	2010	7.22	8.07	0
	2009	6.25	7.22	0
	2008	10.49	6.25	0
	2007	10.00	10.49	0
Guggenheim VT Multi-Hedge Strategies4	2011	7.56	7.55	0
	2010	7.37	7.56	0
	2009	7.88	7.37	0
	2008	10.04	7.88	0
	2007	10.00	10.04	0
Guggenheim VT Small Cap Value4	2011	11.34	10.45	0
	2010	9.63	11.34	0
	2009	6.39	9.63	0
	2008	10.77	6.39	0
	2007	10.00	10.77	0
Guggenheim VT U.S. Long Short Momentum4	2011	8.90	8.03	0
	2010	8.28	8.90	---
	2009	6.74	8.28	0
	2008	11.76	6.74	130
	2007	10.00	11.76	0
Invesco V.I. Core Equity	20112	10.00	9.09	0
Invesco V.I. Global Core Equity (formerly Invesco Van Kampen V.I. Global Value Equity)	20112	10.00	8.23	0
Invesco V.I. Global Health Care	20112	10.00	9.27	0
Invesco V.I. Global Real Estate	20112	10.00	8.84	0
Invesco V.I. Government Securities	20112	10.00	10.48	0
Invesco V.I. High Yield	20112	10.00	9.48	0
Invesco V.I. International Growth	2011	9.07	8.15	0
	2010	8.33	9.07	0
	2009	6.39	8.33	0
	2008	11.13	6.39	0
	2007	10.00	11.13	0
Invesco V.I. Mid Cap Core Equity	2011	9.92	8.96	0
	2010	9.03	9.92	0
	2009	7.20	9.03	0
	2008	10.44	7.20	0
	2007	10.00	10.44	0
Invesco V.I. Small Cap Equity	20112	10.00	8.63	0
Invesco V.I. Utilities	20112	10.00	10.77	0
Invesco Van Kampen V.I. American Franchise (formerly Invesco Van Kampen V.I. Capital Growth)	20112	10.00	8.54	0

16

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco Van Kampen V.I. American Value (formerly Invesco Van Kampen V.I. Mid Cap Value)	20112	$10.00	$ 9.01	0
Invesco Van Kampen V.I. Comstock	20112	10.00	8.95	0
Invesco Van Kampen V.I. Equity and Income	20112	10.00	9.15	0
Invesco Van Kampen V.I. Growth and Income	20112	10.00	8.98	0
Invesco Van Kampen V.I. Mid Cap Growth	20112	10.00	8.23	0
Ivy Funds VIP Asset Strategy	20112	10.00	8.61	0
Ivy Funds VIP Balanced	20112	10.00	9.50	0
Ivy Funds VIP Core Equity	20112	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	20112	10.00	8.65	0
Ivy Funds VIP Energy	20112	10.00	7.82	0
ivy Funds VIP Global Bond	20112	10.00	9.73	0
Ivy Funds VIP Growth	20112	10.00	9.40	0
Ivy Funds VIP High Income	20112	10.00	9.81	0
Ivy Funds VIP International Core Equity	20112	10.00	8.02	0
Ivy Funds VIP International Growth	20112	10.00	8.67	0
Ivy Funds VIP Limited-Term Bond	20112	10.00	10.05	0
Ivy Funds VIP Mid Cap Growth	20112	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	20112	10.00	9.64	0
Ivy Funds VIP Science and Technology	20112	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	20112	10.00	7.91	0
Ivy Funds VIP Small Cap Value	20112	10.00	8.01	0
Ivy Funds VIP Value	20112	10.00	8.47	0
Janus Aspen Enterprise	20112	10.00	8.95	0
Janus Aspen Forty	20112	10.00	8.88	0
Janus Aspen Janus Portfolio	20112	10.00	8.89	0
Janus Aspen Overseas	20112	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	20112	10.00	8.85	0
Lord Abbett Series Bond-Debenture VC	20112	10.00	9.79	0
Lord Abbett Series Calibrated Dividend Growth VC (formerly Lord Abbett Series Capital Structure VC)	20112	10.00	9.19	0
Lord Abbett Series Classic Stock VC	20112	10.00	8.68	0
Lord Abbett Series Developing Growth VC	20112	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	20112	10.00	8.67	0
Lord Abbett Series Growth and Income VC	20112	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	20112	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC (formerly Lord Abbett Series Mid Cap Value VC)	20112	10.00	8.59	0
Lord Abbett Series Total Return VC	20112	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	20112	10.00	8.63	0
MFS® VIT Investors Growth Stock	20112	10.00	9.37	0
MFS® VIT Investors Trust	20112	10.00	8.99	0
MFS® VIT New Discovery	20112	10.00	7.85	0
MFS® VIT Research	20112	10.00	9.21	0
MFS® VIT Research Bond	20112	10.00	10.25	0
MFS® VIT Research International	20112	10.00	8.29	0
MFS® VIT Total Return	20112	10.00	9.52	0
MFS® VIT Utilities	20112	10.00	9.63	0

17

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Neuberger Berman AMT Guardian	2011	$ 8.91	$ 8.35	0
	2010	7.75	8.91	0
	2009	6.18	7.75	0
	2008	10.20	6.18	0
	2007	10.00	10.20	0
Neuberger Berman AMT Socially Responsive	20112	10.00	8.77	0
Oppenheimer Global Securities Fund/VA	20112	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	20112	10.00	9.54	0
Oppenheimer International Growth Fund/VA	20112	10.00	8.59	0
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	2011	8.79	8.29	0
	2010	7.39	8.79	0
	2009	5.59	7.39	0
	2008	9.33	5.59	0
	2007	10.00	9.33	0
PIMCO VIT All Asset	20112	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	20112	10.00	8.38	0
PIMCO VIT Emerging Markets Bond	20112	10.00	10.21	0
PIMCO VIT Foreign Bond (Unhedged)	20112	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2011	12.86	13.35	0
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	20081	10.00	10.58	0
PIMCO VIT High Yield	2011	14.80	14.76	0
	2010	13.40	14.80	0
	2009	9.90	13.40	0
	20081	10.00	9.90	0
PIMCO VIT Low Duration	20112	10.00	9.74	0
PIMCO VIT Real Return	20112	10.00	10.64	0
PIMCO VIT Total Return	20112	10.00	9.99	11
Rydex VT Banking	2011	4.11	3.09	0
	2010	3.76	4.11	0
	2009	4.03	3.76	0
	2008	7.09	4.03	948
	2007	10.00	7.09	0
Rydex VT Basic Materials	2011	12.36	9.98	0
	2010	10.10	12.36	303
	2009	6.73	10.10	12
	2008	12.75	6.73	0
	2007	10.00	12.75	0
Rydex VT Biotechnology	2011	9.99	10.67	0
	2010	9.34	9.99	171
	2009	8.17	9.34	14
	2008	9.59	8.17	156
	2007	10.00	9.59	0
Rydex VT Commodities Strategy	2011	7.63	6.89	0
	2010	7.31	7.63	0
	2009	6.78	7.31	0
	2008	13.78	6.78	0
	2007	10.00	13.78	0

18

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Consumer Products	2011	$10.27	$11.28	0
	2010	9.06	10.27	0
	2009	7.87	9.06	0
	2008	10.64	7.87	0
	2007	10.00	10.64	0
Rydex VT Dow 2x Strategy	2011	6.07	6.40	0
	2010	5.04	6.07	0
	2009	3.81	5.04	0
	2008	10.31	3.81	130
	2007	10.00	10.31	0
Rydex VT Electronics	2011	7.69	6.20	0
	2010	7.26	7.69	212
	2009	4.38	7.26	0
	2008	9.08	4.38	143
	2007	10.00	9.08	0
Rydex VT Energy	2011	10.87	9.89	230
	2010	9.45	10.87	154
	2009	7.06	9.45	0
	2008	13.55	7.06	0
	2007	10.00	13.55	0
Rydex VT Energy Services	2011	11.06	9.70	0
	2010	9.08	11.06	148
	2009	5.79	9.08	0
	2008	14.13	5.79	35
	2007	10.00	14.13	0
Rydex VT Europe 1.25x Strategy	2011	5.37	4.41	0
	2010	6.23	5.37	0
	2009	4.76	6.23	0
	2008	10.90	4.76	0
	2007	10.00	10.90	0
Rydex VT Financial Services	2011	4.96	4.08	0
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	0
	2007	10.00	7.74	0
Rydex VT Government Long Bond 1.2x Strategy	2011	10.55	14.42	0
	2010	9.92	10.55	0
	2009	14.99	9.92	0
	2008	10.71	14.99	0
	2007	10.00	10.71	0
Rydex VT Health Care	2011	8.99	9.09	0
	2010	8.72	8.99	0
	2009	7.24	8.72	27
	2008	9.97	7.24	193
	2007	10.00	9.97	0
Rydex VT Internet	2011	10.21	8.69	0
	2010	8.75	10.21	177
	2009	5.46	8.75	0
	2008	10.26	5.46	124
	2007	10.00	10.26	0

19

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Inverse Dow 2x Strategy	2011	$ 4.97	$ 3.50	0
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007	10.00	8.89	0
Rydex VT Inverse Government Long Bond Strategy	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007	10.00	9.14	0
Rydex VT Inverse Mid-Cap Strategy	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007	10.00	9.65	0
Rydex VT Inverse NASDAQ-100® Strategy	2011	5.65	4.91	146
	2010	7.43	5.65	0
	2009	6.10	7.43	0
	2008	8.98	6.10	118
	2007	10.00	8.98	0
Rydex VT Inverse Russell 2000® Strategy	2011	5.60	4.99	0
	2010	8.01	5.60	0
	2009	12.34	8.01	0
	2008	10.25	12.34	0
	2007	10.00	10.25	0
Rydex VT Inverse S&P 500 Strategy	2011	7.41	6.51	0
	2010	9.23	7.41	0
	2009	13.19	9.23	0
	2008	9.81	13.19	0
	2007	10.00	9.81	0
Rydex VT Japan 2x Strategy	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	439
	2008	8.67	5.62	281
	2007	10.00	8.67	0
Rydex VT Leisure	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007	10.00	9.17	0
Rydex VT Mid-Cap 1.5x Strategy	2011	8.31	7.42	625
	2010	6.25	8.31	881
	2009	4.25	6.25	204
	2008	9.73	4.25	128
	2007	10.00	9.73	0
Rydex VT NASDAQ-100® Strategy	2011	10.25	10.11	0
	2010	8.95	10.25	352
	2009	6.10	8.95	163
	2008	10.86	6.10	118
	2007	10.00	10.86	0

20

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT NASDAQ-100® 2x Strategy	2011	$ 8.32	$ 7.99	0
	2010	6.29	8.32	0
	2009	2.99	6.29	348
	2008	11.30	2.99	472
	2007	10.00	11.30	0
Rydex VT Nova	2011	6.45	6.16	787
	2010	5.57	6.45	828
	2009	4.25	5.57	570
	2008	9.66	4.25	277
	2007	10.00	9.66	0
Rydex VT Precious Metals	2011	13.92	10.21	199
	2010	10.44	13.92	287
	2009	7.23	10.44	11
	2008	12.19	7.23	0
	2007	10.00	12.19	0
Rydex VT Real Estate	2011	6.30	6.22	0
	2010	5.22	6.30	0
	2009	4.31	5.22	0
	2008	7.65	4.31	0
	2007	10.00	7.65	0
Rydex VT Retailing	2011	8.87	9.02	261
	2010	7.34	8.87	0
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007	10.00	8.13	0
Rydex VT Russell 2000® 1.5x Strategy	2011	7.16	6.07	781
	2010	5.37	7.16	251
	2009	4.17	5.37	226
	2008	8.88	4.17	0
	2007	10.00	8.88	0
Rydex VT Russell 2000® 2x Strategy	2011	5.10	3.97	0
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	346
	2007	10.00	8.30	0
Rydex VT S&P 500 2x Strategy	2011	5.07	4.71	0
	2010	4.19	5.07	0
	2009	2.96	4.19	0
	2008	9.56	2.96	0
	2007	10.00	9.56	0
Rydex VT S&P 500 Pure Growth	2011	9.99	9.54	3,331
	2010	8.27	9.99	182
	2009	5.81	8.27	172
	2008	10.00	5.81	0
	2007	10.00	10.00	0
Rydex VT S&P 500 Pure Value	2011	7.72	7.22	4,430
	2010	6.64	7.72	0
	2009	4.55	6.64	221
	2008	9.16	4.55	0
	2007	10.00	9.16	0

21

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT S&P MidCap 400 Pure Growth	2011	$12.20	$11.71	0
	2010	9.52	12.20	0
	2009	6.28	9.52	0
	2008	10.19	6.28	0
	2007	10.00	10.19	0
Rydex VT S&P MidCap 400 Pure Value	2011	8.60	7.72	0
	2010	7.41	8.60	0
	2009	4.94	7.41	149
	2008	9.07	4.94	0
	2007	10.00	9.07	0
Rydex VT S&P SmallCap 600 Pure Growth	2011	9.58	9.58	0
	2010	7.91	9.58	3,490
	2009	6.11	7.91	0
	2008	9.63	6.11	0
	2007	10.00	9.63	0
Rydex VT S&P SmallCap 600 Pure Value	2011	7.93	6.94	0
	2010	6.56	7.93	0
	2009	4.18	6.56	0
	2008	7.66	4.18	0
	2007	10.00	7.66	0
Rydex VT Strengthening Dollar 2x Strategy	2011	6.36	5.88	0
	2010	6.89	6.36	0
	2009	8.48	6.89	0
	2008	8.31	8.48	0
	2007	10.00	8.31	0
Rydex VT Technology	2011	8.90	7.81	264
	2010	8.22	8.90	0
	2009	5.47	8.22	0
	2008	10.37	5.47	0
	2007	10.00	10.37	0
Rydex VT Telecommunications	2011	7.53	6.23	0
	2010	6.81	7.53	0
	2009	5.48	6.81	0
	2008	10.37	5.48	0
	2007	10.00	10.37	0
Rydex VT Transportation	2011	8.21	7.05	0
	2010	6.84	8.21	0
	2009	6.03	6.84	0
	2008	8.35	6.03	91
	2007	10.00	8.35	0
Rydex VT U.S. Government Money Market	2011	9.14	8.83	12,990
	2010	9.47	9.14	4,279
	2009	9.79	9.47	15,410
	2008	10.02	9.79	0
	2007	10.00	10.02	0
Rydex VT Utilities	2011	8.56	9.62	0
	2010	8.29	8.56	0
	2009	7.54	8.29	0
	2008	11.09	7.54	0
	2007	10.00	11.09	0

22

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VT Weakening Dollar 2x Strategy	2011	$ 9.39	$ 8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007	10.00	11.79	0
T. Rowe Price Blue Chip Growth	20112	10.00	9.30	0
T. Rowe Price Equity Income	20112	10.00	9.07	0
T. Rowe Price Health Sciences	20112	10.00	9.49	0
T. Rowe Price Limited-Term Bond	20112	10.00	9.82	0
Templeton Developing Markets Securities	2011	19.52	15.87	0
	2010	17.18	19.52	0
	2009	10.30	17.18	0
	20081	10.00	10.30	0
Templeton Foreign Securities	2011	14.94	12.90	0
	2010	14.27	14.94	0
	2009	10.78	14.27	0
	20081	10.00	10.78	0
Templeton Global Bond Securities	20112	10.00	9.38	0
Templeton Growth Securities	20112	10.00	8.46	0
Third Avenue Value	20112	10.00	7.35	0
Van Eck VIP Global Hard Assets	20112	10.00	7.45	0
Wells Fargo Advantage International Equity VT	20112	10.00	8.13	0
Wells Fargo Advantage Intrinsic Value VT	20112	10.00	8.82	0
Wells Fargo Advantage Omega Growth VT	20112	10.00	8.46	0
Wells Fargo Advantage Opportunity VT	2011	10.03	9.16	0
	2010	8.39	10.03	0
	2009	5.88	8.39	0
	2008	10.15	5.88	0
	2007	10.00	10.15	0
Wells Fargo Advantage Small Cap Value VT	20112	10.00	8.59	0
1    For the period November 17, 2008 (date of inception) through December 31, 2008.
2    For the period April 18, 2011 (date of inception) through December 31, 2011
3    Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity
VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4    Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim.” Although SBL
Fund’s legal name has not changed, it and its series are marketed with the name Guggenheim. In addition, certain of the
Rydex Variable Trust series are marketed with the name Guggenheim. These underlying funds were previously marketed as Rydex | SGI.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

23

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently

24

does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

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Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

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Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportion-

27

ately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

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Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,

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modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-

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ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time ;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2 1
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17,

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2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Dreman Small Mid Cap Value VIP, DWS Global Small Cap Growth VIP, DWS Global Thematic VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP
30 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity ® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity ® VIP Growth Opportunities, Fidelity ® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth Securities, Franklin Growth & Income Securities, Franklin High Income Securities, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Large Cap Value Securities, Franklin Mutual Global Discovery Securities, Franklin Mutual Shares Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin Strategic Income Securities, Franklin US Government Securities
30 days
Goldman Sachs VIT Government Income, Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity, Goldman Sachs VIT Structured Small Cap Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT DWA Flexible Allocation, Guggenheim VT DWA Sector Rotation, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Concentrated Growth, Guggenheim VT Large Cap Core, Guggenheim VT Large Cap Value, Guggenheim VT Managed Asset Allocation, Guggenheim VT Mid Cap Growth,   Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Growth, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Intermediate Bond, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
ING Clarion Global Real Estate, ING Clarion Real Estate, ING MidCap Opportunities	30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. Core Equity, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity, Invesco V.I. Utilities, Invesco Van Kampen V.I. American Franchise,  Invesco Van Kampen V.I. American Value, Invesco Van Kampen V.I. Comstock, Invesco Van Kampen V.I. Equity and Income, Invesco Van Kampen V.I. Growth and Income, Invesco Van Kampen V.I. Mid Cap Growth
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS ® VIT Emerging Markets Equity, MFS ® VIT High Yield, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Securities Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified   Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Putnam VT High Yield	90 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets Securities, Templeton Foreign Securities, Templeton Global Bond Securities, Templeton Growth Securities	30 days
Third Avenue Value	90 days
Van Eck VIP Global Hard Assets	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such

34

policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta and Rydex VT Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

35

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumu-

36

lation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value

37

determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.

38

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements

39

respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

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The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

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The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the

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Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder

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of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity

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payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

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The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

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Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

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Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

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Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

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Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to

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a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($92,000 for a married couple filing a joint return and $58,000 for a single taxpayer in 2012). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $173,000 and $183,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $110,000 to $125,000 in adjusted gross income ($173,000 to $183,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made

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for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively.  After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and

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rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the

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Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial with-

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drawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Contract Sales. The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for

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the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”). Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2011, 2010, and 2009, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $37,090.72, $214,270.68, and $267,614.85, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Payment of Compensation. The Company may pay commissions to SDI and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.

Compensation Paid to SDI Registered Representatives. Registered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.40% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.

Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the

56

Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract was not available for purchase until July 26, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

57

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS.

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Adaptive Allocation Portfolio		Seeks growth and risk-adjusted total return.	Critical Math Advisors LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks; income is a secondary objective.	American Century Investment Mgmt., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Inflation Protection	II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth; income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth; income is a secondary objective.	American Century Investment Mgmt., Inc.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC; BlackRock International Limited
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income gneration and prudent investment management.	BlackRock Advisors LLC	BlackRock Financial Management, Inc.
BlackRock Large Cap Core V.I.	3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth	BlackRock Advisors LLC	BlackRock Investment Management, LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond		Seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Management, LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor’s ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor’s ® 500 Composite Stock Price Index.	The Dreyfus Corporation

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with capital preservation. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks growth of capital and income.	Deutsche Investment Mgmt. Americas Inc.	QS Investors Llc
DWS Dreman Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.	Dreman Value Management LLC
DWS Global Small Cap Growth VIP	B	Seeks above-average long-term capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
DWS Global Thematic VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.	Global Thematic Partners, LLC
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Federated Fund for U.S. Government Securities II	II	To provide current income.	Federated Investment Management Company
Federated High Income Bond II	Service	Seeks high current income.	Federated Investment Management Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company	Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC), and other investment advisers.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also consisdering growth of capital.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Management & Research Company	Geode Capital Mgmt., LLC (Geode®) and FMR Co., Inc. (FMRC)
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company	Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income, while also considering capital appreciation.	Fidelity Management & Research Company	Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Ltd. (FIA (UK)), and other investment advisers
Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation; current income is a secondary goal.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income; capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation; income is a secondary consideration.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income; long-term capital appreciation is a secondary goal.	Franklin Advisers, Inc.
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Government Income	Service	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. International
Goldman Sachs VIT Structured Small Cap Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy		Seeks preservation of capital and, secondarily long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide growth of capital and total return.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT DWA Flexible Allocation		Seeks to provide capital appreciation with capital preservation as a secondary objective.	Guggenheim Investments
Guggenheim VT DWA Sector Rotation		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VT High Yield		Seeks high current income; capital appreciation is secondary.	Guggenheim Investments
Guggenheim VT Large Cap Concentrated Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Large Cap Core		Seeks capital appreciation.	Guggenheim Investments
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Managed Asset Allocation		Seeks a high level of total return.	Guggenheim Investments
Guggenheim VT Mid Cap Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT Small Cap Growth		Seeks to provide current income.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Intermediate Bond		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and preservation of capital.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	Seeks high total return consisting of capital appreciation and current income.	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities	S2	Seeks long-term capital appreciation.	ING Investments, LLC	ING Investment Management Co.
Innealta Capital Country Rotation	2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Management, Inc.
Innealta Capital Sector Rotation	2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Management, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Total return through growth of capital and current income	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. S&P 500 Index	Series II	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Value	Series II	To provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks to provide total return.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks to provide total return.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Energy		Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP High Income		Seeks to provide total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP International Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks to provide current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Co.

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Mid Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks to provide total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks to provide capital appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Value		Seeks to provide capital appreciation.	Waddell & Reed Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Management LLC	Neuberger Berman LLC

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital.	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Securities Fund/VA	Service
Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks a high level of current income principally derived from interest on debt securities.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Bond VCT	II	Seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Management, Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Management, Inc.

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.	AEW Capital Management, L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Putnam VT Absolute Return 500	IB	Seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time regardless of market conditions.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as the manager believes is consistent with preservation of capital.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	Seeks high current income.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what the manager believes to be prudent risk.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Rydex VT Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VT Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VT Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VT Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VT Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VT Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VT Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VT Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VT Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VT Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector	Guggenheim Investments

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VT Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Inverse NASDAQ-100® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Russell 2000® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VT Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT NASDAQ-100®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VT NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VT Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VT Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VT Russell 2000® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Russell 2000® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VT Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VT Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
			Guggenheim Investments
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd. (Asset Management)
Templeton Foreign Securities	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond Securities	2	Seeks high current income consistent with preservation of capital; capital appreciation is a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Management LLC
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Ltd. and Western Asset Mgmt Pte. Ltd.

74

Prospectus
December 28, 2012

ELITEDESIGNS® VARIABLE ANNUITY

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013	32-70131-00 2012/12/28

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Individual Flexible Purchase Payment

Deferred Variable Annuity Contract

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573 1-800-350-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP2

•	DWS Dreman Small Mid Cap Value VIP

•	DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP)

•	DWS Global Thematic VIP

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity ® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity ® VIP Growth Opportunities

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

     Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

     The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  December 28, 2012

V7013	Protected by U.S. Patent No. 7,251,623 B1.	32-70131-00 2012/12/28

•	Fidelity ® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth Securities

•	Franklin Growth & Income Securities

•	Franklin High Income Securities

•	Franklin Income Securities

•	Franklin Large Cap Growth Securities

•	Franklin Large Cap Value Securities

•	Franklin Mutual Global Discovery Securities

•	Franklin Mutual Shares Securities

•	Franklin Rising Dividends Securities

•	Franklin Small Cap Value Securities

•	Franklin Small-Mid Cap Growth Securities

•	Franklin Strategic Income Securities

•	Franklin US Government Securities

•	Goldman Sachs VIT Government Income

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Goldman Sachs VIT Structured Small Cap Equity

•	Guggenheim VT All Cap Value3

•	Guggenheim VT All-Asset Aggressive Strategy3

•	Guggenheim VT All-Asset Conservative Strategy3

•	Guggenheim VT All-Asset Moderate Strategy3

•	Guggenheim VT CLS AdvisorOne Amerigo3

•	Guggenheim VT CLS AdvisorOne Clermont3

•	Guggenheim VT CLS AdvisorOne Select Allocation3

•	Guggenheim VT DWA Flexible Allocation 3

•	Guggenheim VT DWA Sector Rotation 3

•	Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)3

•	Guggenheim VT High Yield3

•	Guggenheim VT Large Cap Concentrated Growth3

•	Guggenheim VT Large Cap Core 3

•	Guggenheim VT Large Cap Value3

•	Guggenheim VT Managed Asset Allocation3

•	Guggenheim VT Mid Cap Growth 3

•	Guggenheim VT Mid Cap Value3

•	Guggenheim VT MSCI EAFE Equal Weight3

•	Guggenheim VT Multi-Hedge Strategies3

•	Guggenheim VT Small Cap Growth 3

•	Guggenheim VT Small Cap Value3

•	Guggenheim VT U.S. Intermediate Bond 3

•	Guggenheim VT U.S. Long Short Momentum3

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	ING Clarion Global Real Estate

•	ING Clarion Real Estate

•	ING MidCap Opportunities

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. Core Equity

•	Invesco V.I. Global Core Equity (formerly Invesco Van Kampen V.I. Global Value Equity)

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Invesco V.I. Utilities

•	Invesco Van Kampen V.I. American Franchise (formerly Invesco Van Kampen V.I. Capital Growth)

•	Invesco Van Kampen V.I. American Value (formerly Invesco Van Kampen V.I. Mid Cap Value)

•	Invesco Van Kampen V.I. Comstock

•	Invesco Van Kampen V.I. Equity and Income

•	Invesco Van Kampen V.I. Growth and Income

•	Invesco Van Kampen V.I. Mid Cap Growth

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC (formerly Lord Abbett Series Capital Structure VC)

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC (formerly Lord Abbett Series Mid Cap Value VC)

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS ® VIT Emerging Markets Equity

•	MFS ® VIT High Yield

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Securities Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration 4

•	PIMCO VIT Real Return 4

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return 4

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Templeton Global Bond Securities

•	Templeton Growth Securities

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Hard Assets

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

2	Effective April 30, 2012, DWS Blue Chip VIP merged into the DWS Growth & Income VIP. Effective May 1, 2012, DWS Growth & Income VIP changed its name to DWS Core Equity VIP.

3
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim.” Although SBL Fund’s legal name has not changed, it and its series are marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim. These underlying funds were previously marketed as Rydex | SGI.

4
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated December 28, 2012, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 69 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Other Information	63
Investment Advisory Fees	63
Voting of Underlying Fund Shares	64
Closed Subaccounts	64
Substitution of Investments	65
Changes to Comply with Law and Amendments	65
Reports to Owners	66
Electronic Privileges	66
Legal Proceedings	66
Sale of the Contract	66

Performance Information	68

Additional Information	68
Registration Statement	68
Financial Statements	69

Table of Contents for Statement of Additional Information	69

Objectives for Underlying Funds	69

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the contract are as follows:1

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Dimensional VA Global Bond Portfolio

•	Dimensional VA International Small Portfolio

•	Dimensional VA International Value Portfolio

•	Dimensional VA Short-Term Fixed Portfolio

•	Dimensional VA U.S. Large Value Portfolio

•	Dimensional VA U.S. Targeted Value Portfolio

•	Direxion Dynamic VP HY Bond

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP2

•	DWS Dreman Small Mid Cap Value VIP

•	DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP)

•	DWS Global Thematic VIP

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity ® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity ® VIP Growth Opportunities

•	Fidelity ® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth Securities

•	Franklin Growth & Income Securities

•	Franklin High Income Securities

•	Franklin Income Securities

•	Franklin Large Cap Growth Securities

•	Franklin Large Cap Value Securities

•	Franklin Mutual Global Discovery Securities

•	Franklin Mutual Shares Securities

•	Franklin Rising Dividends Securities

•	Franklin Small Cap Value Securities

•	Franklin Small-Mid Cap Growth Securities

•	Franklin Strategic Income Securities

•	Franklin US Government Securities

•	Goldman Sachs VIT Government Income

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Goldman Sachs VIT Structured Small Cap Equity

•	Guggenheim VT All Cap Value3

•	Guggenheim VT All-Asset Aggressive Strategy3

•	Guggenheim VT All-Asset Conservative Strategy3

•	Guggenheim VT All-Asset Moderate Strategy3

•	Guggenheim VT CLS AdvisorOne Amerigo3

•	Guggenheim VT CLS AdvisorOne Clermont3

•	Guggenheim VT CLS AdvisorOne Select Allocation3

•	Guggenheim VT DWA Flexible Allocation 3

•	Guggenheim VT DWA Sector Rotation 3

•	Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)3

•	Guggenheim VT High Yield3

•	Guggenheim VT Large Cap Concentrated Growth3

•	Guggenheim VT Large Cap Core 3

•	Guggenheim VT Large Cap Value3

•	Guggenheim VT Managed Asset Allocation3

•	Guggenheim VT Mid Cap Growth 3

•	Guggenheim VT Mid Cap Value3

•	Guggenheim VT MSCI EAFE Equal Weight3

•	Guggenheim VT Multi-Hedge Strategies3

•	Guggenheim VT Small Cap Growth 3

•	Guggenheim VT Small Cap Value3

•	Guggenheim VT U.S. Intermediate Bond 3

•	Guggenheim VT U.S. Long Short Momentum3

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	ING Clarion Global Real Estate

•	ING Clarion Real Estate

•	ING MidCap Opportunities

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. Core Equity

•	Invesco V.I. Global Core Equity (formerly Invesco Van Kampen V.I. Global Value Equity)

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Invesco V.I. Utilities

•	Invesco Van Kampen V.I. American Franchise (formerly Invesco Van Kampen V.I. Capital Growth)

•	Invesco Van Kampen V.I. American Value (formerly Invesco Van Kampen V.I. Mid Cap Value)

•	Invesco Van Kampen V.I. Comstock

•	Invesco Van Kampen V.I. Equity and Income

•	Invesco Van Kampen V.I. Growth and Income

•	Invesco Van Kampen V.I. Mid Cap Growth

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC (formerly Lord Abbett Series Capital Structure VC)

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC (formerly Lord Abbett Series Mid Cap Value VC)

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS ® VIT Emerging Markets Equity

•	MFS ® VIT High Yield

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Securities Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration 4

•	PIMCO VIT Real Return 4

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return 4

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Templeton Global Bond Securities

•	Templeton Growth Securities

•	Third Avenue Value

•	Van Eck VIP Global Hard Assets

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

2	Effective April 30, 2012, DWS Blue Chip VIP merged into the DWS Growth & Income VIP. Effective May 1, 2012, DWS Growth & Income VIP changed its name to DWS Core Equity VIP.

3
Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim.” Although SBL Fund’s legal name has not changed, it and its series are marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim. These underlying funds were previously marketed as Rydex | SGI.

4
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.65%	0.65%
Maximum Annual Charge for Optional Riders4	0.50%	0.50%
Total Separate Account Annual Expenses	1.15%	1.35%
1    You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
3    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
4     You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 0.50% annually.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider1	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	30.03%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2011, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2011.
 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$685	$5,243	$7,737	$10,171
If you do not surrender or you annuitize your Contract	$228	$5,068	$7,705	$10,171
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$248	$5,098	$7,727	$10,165

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$605	$751	$887	$1,724
If you do not surrender or you annuitize your Contract	$147	$456	$787	$1,724
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$167	$517	$892	$1,944

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2011.

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Alger Capital Appreciation	20112	$10.00	$ 9.01	0	$10.00	$ 9.02	0
Alger Large Cap Growth	20112	10.00	9.15	0	10.00	9.17	0
American Century VP Income & Growth	20112	10.00	9.42	0	10.00	9.43	0
American Century VP International	20112	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	20112	10.00	9.17	0	10.00	9.19	0
American Century VP Value	20112	10.00	9.32	0	10.00	9.33	0
BlackRock Basic Value V.I.	20112	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	20112	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	20112	10.00	9.55	0	10.00	9.56	0
BlackRock Global Allocation V.I.	20112	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	20112	10.00	8.26	0	10.00	8.27	0
BlackRock Large Cap Core V.I.	20112	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	20112	10.00	9.04	0	10.00	9.05	0
Direxion Dynamic VP HY Bond	2011	$8.71	8.83	32,614	$8.78	8.92	0
	2010	8.67	8.71	88,104	8.72	8.78	0
	2009	8.17	8.67	84,619	8.21	8.72	0
	2008	9.40	8.17	95,344	9.42	8.21	0
	2007	10.00	9.40	0	10.00	9.42	0
DWS Capital Growth VIP	20112	10.00	8.85	0	10.00	8.86	0
DWS Core Equity VIP3	20112	10.00	8.93	0	10.00	8.94	0
DWS Dreman Small Mid Cap Value VIP	20112	10.00	8.39	0	10.00	8.40	0
DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP)	20112	10.00	8.46	0	10.00	8.47	0
DWS Global Thematic VIP	20112	10.00	7.87	0	10.00	7.88	0
DWS Government & Agency Securities VIP	20112	10.00	10.33	0	10.00	10.35	0
DWS Large Cap Value VIP	20112	10.00	9.18	0	10.00	9.20	0
Federated High Income Bond II	2011	11.53	11.68	296	11.62	11.80	0
	2010	10.43	11.53	292	10.49	11.62	0
	2009	7.08	10.43	701	7.11	10.49	0
	2008	9.92	7.08	311	9.94	7.11	0
	2007	10.00	9.92	0	10.00	9.94	0
Fidelity® VIP Balanced	20112	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2011	9.13	8.58	0	9.20	8.66	0
	2010	8.08	9.13	0	8.13	9.20	0
	2009	6.18	8.08	0	6.20	8.13	0
	2008	11.15	6.18	0	11.18	6.20	0
	2007	10.00	11.15	0	10.00	11.18	0
Fidelity® VIP Disciplined Small Cap	20112	10.00	8.84	0	10.00	8.85	0
Fidelity® VIP Growth & Income	20112	10.00	9.38	0	10.00	9.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Fidelity® VIP Index 500	2011	$ 8.27	$ 8.13	0	$ 8.33	$ 8.21	0
	2010	7.46	8.27	0	7.50	8.33	0
	2009	6.11	7.46	0	6.14	7.50	0
	2008	10.07	6.11	0	10.09	6.14	0
	2007	10.00	10.07	0	10.00	10.09	0
Fidelity® VIP Investment-Grade Bond	2011	10.87	11.24	227	10.96	11.35	0
	2010	10.46	10.87	150	10.52	10.96	0
	2009	9.38	10.46	500	9.42	10.52	0
	2008	10.06	9.38	236	10.08	9.42	0
	2007	10.00	10.06	0	10.00	10.08	0
Fidelity® VIP Mid Cap	20112	10.00	8.27	0	10.00	8.29	0
Fidelity® VIP Overseas	20112	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	20112	10.00	9.72	0	10.00	9.74	0
Fidelity® VIP Strategic Income	20112	10.00	9.92	0	10.00	9.94	0
Franklin Flex Cap Growth Securities	20112	10.00	8.74	0	10.00	8.75	0
Franklin Growth & Income Securities	20112	10.00	9.53	0	10.00	9.54	0
Franklin High Income Securities	20112	10.00	9.78	0	10.00	9.80	0
Franklin Income Securities	20112	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth Securities	20112	10.00	9.20	0	10.00	9.21	0
Franklin Large Cap Value Securities	20112	10.00	8.73	0	10.00	8.75	0
Franklin Mutual Global Discovery Securities	20112	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares Securities	20112	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends Securities	20112	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value Securities	20112	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth Securities	2011	17.75	16.32	0	17.83	16.42	0
	2010	14.40	17.75	0	14.43	17.83	0
	2009	10.38	14.40	0	10.38	14.43	0
	20081	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income Securities	2011	10.00	9.73	0	10.00	9.74	0
Franklin US Government Securities	20112	10.00	10.27	0	10.00	10.28	0
Goldman Sachs VIT Government Income	20112	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Growth Opportunities	20112	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT Large Cap Value	20112	10.00	8.58	0	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	20112	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Strategic Growth	20112	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	20112	10.00	7.98	0	10.00	7.99	0
Goldman Sachs VIT Structured Small Cap Equity	20112	10.00	8.99	0	10.00	9.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Guggenheim VT All Cap Value4	2011	$15.22	$14.07	0	$15.29	$14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	20081	10.00	10.52	0	10.00	10.52	0
Guggenheim VT All-Asset Aggressive Strategy4	2011	9.17	8.48	0	9.25	8.57	0
	2010	8.45	9.17	0	8.50	9.25	0
	2009	7.39	8.45	0	7.42	8.50	0
	2008	10.21	7.39	0	10.23	7.42	0
	2007	10.00	10.21	0	10.00	10.23	0
Guggenheim VT All-Asset Conservative Strategy4	2011	9.34	8.91	0	9.42	9.00	0
	2010	9.00	9.34	0	9.06	9.42	0
	2009	8.87	9.00	0	8.91	9.06	0
	2008	10.30	8.87	0	10.32	8.91	0
	2007	10.00	10.30	0	10.00	10.32	0
Guggenheim VT All-Asset Moderate Strategy4	2011	9.21	8.65	0	9.28	8.73	0
	2010	8.84	9.21	0	8.89	9.28	0
	2009	8.18	8.84	0	8.21	8.89	0
	2008	10.27	8.18	0	10.29	8.21	0
	2007	10.00	10.27	0	10.00	10.29	0
Guggenheim VT CLS AdvisorOne Amerigo4	2011	8.93	8.00	13,299	9.00	8.08	0
	2010	8.03	8.93	8,894	8.08	9.00	0
	2009	5.96	8.03	4,550	5.99	8.08	0
	2008	10.84	5.96	6,549	10.86	5.99	0
	2007	10.00	10.84	0	10.00	10.86	0
Guggenheim VT CLS AdvisorOne Clermont4	2011	8.76	8.44	1,466	8.83	8.52	0
	2010	8.17	8.76	981	8.22	8.83	0
	2009	6.90	8.17	4,266	6.92	8.22	0
	2008	10.21	6.90	1,099	10.23	6.92	0
	2007	10.00	10.21	0	10.00	10.23	0
Guggenheim VT CLS AdvisorOne Select Allocation 4	2011	8.93	8.26	7,301	9.00	8.35	0
	2010	8.12	8.93	4,895	8.17	9.00	0
	2009	6.19	8.12	4,460	6.22	8.17	0
	2008	11.08	6.19	3,686	11.10	6.22	0
	2007	10.00	11.08	0	10.00	11.10	0
Guggenheim VT Global Managed Futures Strategy (formerly Guggenheim VT Managed Futures Strategy)4	2011	8.27	7.30	0	8.31	7.35	0
	2010	8.88	8.27	0	8.90	8.31	0
	2009	9.57	8.88	0	9.57	8.90	0
	20081	10.00	9.57	0	10.00	9.57	0
Guggenheim VT High Yield4	20112	10.00	9.38	0	10.00	9.40	0
Guggenheim VT Large Cap Concentrated Growth4	20112	10.00	8.70	0	10.00	8.72	0
Guggenheim VT Large Cap Value4	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	0	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	20081	10.00	10.28	0	10.00	10.28	0
Guggenheim VT Managed Asset Allocation4	20112	10.00	9.45	0	10.00	9.46	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Guggenheim VT Mid Cap Value4	2011	$17.55	$ 15.69	0	$17.63	$16.28	0
	2010	15.42	17.55	0	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	20081	10.00	11.09	0	10.00	11.09	0
Guggenheim VT MSCI EAFE Equal Weight4	2011	8.07	6.57	0	8.14	6.63	0
	2010	7.22	8.07	0	7.27	8.14	0
	2009	6.25	7.22	0	6.27	7.27	0
	2008	10.49	6.25	0	10.51	6.27	0
	2007	10.00	10.49	0	10.00	10.51	0
Guggenheim VT Multi-Hedge Strategies4	2011	7.56	7.55	0	7.62	7.62	0
	2010	7.37	7.56	0	7.41	7.62	0
	2009	7.88	7.37	0	7.91	7.41	0
	2008	10.04	7.88	0	10.06	7.91	0
	2007	10.00	10.04	0	10.00	10.06	0
Guggenheim VT Small Cap Value4	2011	11.34	10.45	0	11.43	10.55	0
	2010	9.63	11.34	0	9.69	11.43	0
	2009	6.39	9.63	0	6.42	9.69	0
	2008	10.77	6.39	0	10.79	6.42	0
	2007	10.00	10.77	0	10.00	10.79	0
Guggenheim VT U.S. Long Short Momentum4	2011	8.90	8.03	0	8.97	8.11	0
	2010	8.28	8.90	0	8.33	8.97	0
	2009	6.74	8.28	0	6.76	8.33	0
	2008	11.76	6.74	130	11.78	6.76	0
	2007	10.00	11.76	0	10.00	11.78	0
Invesco V.I. Core Equity	20112	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Global Core Equity (formerly Invesco Van Kampen V.I. Global Value Equity)	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	20112	10.00	9.27	0	10.00	9.28	0
Invesco V.I. Global Real Estate	20112	10.00	8.84	0	10.00	8.86	0
Invesco V.I. Government Securities	20112	10.00	10.48	0	10.00	10.50	0
Invesco V.I. High Yield	20112	10.00	9.48	0	10.00	9.50	0
Invesco V.I. International Growth	2011	9.07	8.15	0	9.14	8.23	0
	2010	8.33	9.07	0	8.38	9.14	0
	2009	6.39	8.33	0	6.42	8.38	0
	2008	11.13	6.39	0	11.15	6.42	0
	2007	10.00	11.13	0	10.00	11.15	0
Invesco V.I. Mid Cap Core Equity	2011	9.92	8.96	0	10.00	8.64	0
	2010	9.03	9.92	0	9.08	10.00	0
	2009	7.20	9.03	0	7.22	9.08	0
	2008	10.44	7.20	0	10.46	7.22	0
	2007	10.00	10.44	0	10.00	10.46	0
Invesco V.I. Small Cap Equity	20112	10.00	8.63	0	10.00	8.64	0
Invesco V.I. Utilities	20112	10.00	10.77	0	10.00	10.79	0
Invesco Van Kampen V.I. American Franchise (formerly Invesco Van Kampen V.I. Capital Growth)	20112	10.00	8.54	0	10.00	8.55	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Invesco Van Kampen V.I. American Value (formerly Invesco Van Kampen V.I. Mid Cap Value)	20112	$10.00	$ 9.01	0	$10.00	$ 9.02	0
Invesco Van Kampen V.I. Comstock	20112	10.00	8.95	0	10.00	8.96	0
Invesco Van Kampen V.I. Equity and Income	20112	10.00	9.15	0	10.00	9.16	0
Invesco Van Kampen V.I. Growth and Income	20112	10.00	8.98	0	10.00	9.00	0
Invesco Van Kampen V.I. Mid Cap Growth	20112	10.00	8.23	0	10.00	8.24	0
Ivy Funds VIP Asset Strategy	20112	10.00	8.61	0	10.00	8.62	0
Ivy Funds VIP Balanced	20112	10.00	9.50	0	10.00	9.52	0
Ivy Funds VIP Core Equity	20112	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	20112	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	20112	10.00	7.82	0	10.00	7.83	0
Ivy Funds VIP Global Bond	20112	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Growth	20112	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	20112	10.00	9.81	0	10.00	9.82	0
Ivy Funds VIP International Core Equity	20112	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP International Growth	20112	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Limited-Term Bond	20112	10.00	10.05	0	10.00	10.06	0
Ivy Funds VIP Mid Cap Growth	20112	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	20112	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	20112	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	20112	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	20112	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	20112	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	20112	10.00	8.95	0	10.00	8.97	0
Janus Aspen Forty	20112	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2011	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	20112	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	20112	10.00	8.85	0	10.00	8.86	0
Lord Abbett Series Bond-Debenture VC	20112	10.00	9.79	0	10.00	9.80	0
Lord Abbett Series Calibrated Dividend Growth VC (formerly Lord Abbett Series Capital Structure VC)	20112	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	20112	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	20112	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	20112	10.00	8.67	0	10.00	8.69	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Lord Abbett Series Growth and Income VC	20112	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	20112	$10.00	$ 8.08	0	$10.00	$ 8.09	0
Lord Abbett Series Mid Cap Stock VC (formerly Lord Abbett Series Mid Cap Value VC)	20112	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	20112	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	20112	10.00	8.63	0	10.00	8.65	0
MFS® VIT Investors Growth Stock	20112	10.00	9.37	0	10.00	9.39	0
MFS® VIT Investors Trust	20112	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	20112	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	20112	10.00	9.21	0	10.00	9.22	0
MFS® VIT Research Bond	2011	10.00	10.25	0	10.00	10.27	0
MFS® VIT Research International	20112	10.00	8.29	0	10.00	8.30	0
MFS® VIT” Total Return	20112	10.00	9.52	0	10.00	9.53	0
MFS® VIT Utilities	20112	10.00	9.63	0	10.00	9.64	0
Neuberger Berman AMT Guardian	2011	8.91	8.35	0	8.98	8.44	0
	2010	7.75	8.91	0	7.79	8.98	0
	2009	6.18	7.75	0	6.21	7.79	0
	2008	10.20	6.18	0	10.22	6.21	0
	2007	10.00	10.20	0	10.00	10.22	0
Neuberger Berman AMT Socially Responsive	20112	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Securities Fund/VA	20112	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	20112	10.00	9.54	0	10.00	9.55	0
Oppenheimer International Growth Fund/VA	20112	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	2011	8.79	8.29	0	8.86	8.37	0
	2010	7.39	8.79	0	7.44	8.86	0
	2009	5.59	7.39	0	5.61	7.44	0
	2008	9.33	5.59	0	9.35	5.61	0
	2007	10.00	9.33	0	10.00	9.35	0
PIMCO VIT All Asset	20112	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	20112	10.00	8.38	0	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	20112	10.00	10.21	0	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	20112	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2011	12.86	13.35	0	12.91	13.43	0
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	20081	10.00	10.58	0	10.00	10.59	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
PIMCO VIT High Yield	2011	14.80	14.76	0	14.86	14.85	0
	2010	13.40	14.80	0	13.43	14.86	0
	2009	9.90	13.40	0	9.90	13.43	0
	20081	10.00	9.90	0	10.00	9.90	0
PIMCO VIT Low Duration (Advisor Class)	20112	$10.00	$ 9.74	0	$10.00	$ 9.76	0
PIMCO VIT Real Return (Advisor Class)	20112	10.00	10.64	0	10.00	10.65	0
PIMCO VIT Total Return (Administrative Class)	2011	12.27	12.28	270	12.36	12.40	18,007
	2010	11.74	12.27	266	11.81	12.36	18,822
	2009	10.66	11.74	526	10.70	11.81	18,498
	2008	10.53	10.66	283	10.55	10.70	6,469
	2007	10.00	10.53	0	10.00	10.55	0
PIMCO VIT Total Return (Advisor Class)	20112	10.00	9.99	11	10.00	10.00	0
Rydex VT Banking	2011	4.11	3.09	0	4.14	3.12	0
	2010	3.76	4.11	0	3.78	4.14	0
	2009	4.03	3.76	0	4.05	3.78	0
	2008	7.09	4.03	948	7.11	4.05	0
	2007	10.00	7.09	0	10.00	7.11	0
Rydex VT Basic Materials	2011	12.36	9.98	0	12.46	10.08	0
	2010	10.10	12.36	303	10.16	12.46	0
	2009	6.73	10.10	12	6.75	10.16	0
	2008	12.75	6.73	0	12.77	6.75	0
	2007	10.00	12.75	0	10.00	12.77	0
Rydex VT Biotechnology	2011	9.99	10.67	0	10.07	10.78	0
	2010	9.34	9.99	171	9.40	10.07	0
	2009	8.17	9.34	14	8.20	9.40	0
	2008	9.59	8.17	156	9.60	8.20	0
	2007	10.00	9.59	0	10.00	9.60	0
Rydex VT Commodities Strategy	2011	7.63	6.89	0	7.70	6.96	0
	2010	7.31	7.63	0	7.36	7.70	0
	2009	6.78	7.31	0	6.81	7.36	0
	2008	13.78	6.78	0	13.80	6.81	0
	2007	10.00	13.78	0	10.00	13.80	0
Rydex VT Consumer Products	2011	10.27	11.28	0	10.35	11.40	0
	2010	9.06	10.27	0	9.11	10.35	0
	2009	7.87	9.06	0	7.91	9.11	0
	2008	10.64	7.87	0	10.66	7.91	0
	2007	10.00	10.64	0	10.00	10.66	0
Rydex VT Dow 2x Strategy	2011	6.07	6.40	0	6.12	6.46	0
	2010	5.04	6.07	0	5.07	6.12	0
	2009	3.81	5.04	0	3.89	5.07	0
	2008	10.31	3.81	130	10.33	3.89	0
	2007	10.00	10.31	0	10.00	10.33	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Electronics	2011	7.69	6.20	0	7.75	6.26	0
	2010	7.26	7.69	212	7.31	7.75	0
	2009	4.38	7.26	0	7.09	7.31	0
	2008	9.08	4.38	143	9.09	7.09	0
	2007	10.00	9.08	0	10.00	9.09	0
Rydex VT Energy	2011	$10.87	$ 9.89	230	$10.96	$ 9.99	0
	2010	9.45	10.87	154	9.51	10.96	0
	2009	7.06	9.45	0	7.09	9.51	0
	2008	13.55	7.06	0	13.57	7.09	0
	2007	10.00	13.55	0	10.00	13.57	0
Rydex VT Energy Services	2011	11.06	9.70	0	11.15	9.79	0
	2010	9.08	11.06	148	9.14	11.15	0
	2009	5.79	9.08	0	5.81	9.14	0
	2008	14.13	5.79	35	14.16	5.81	0
	2007	10.00	14.13	0	10.00	14.16	0
Rydex VT Europe 1.25x Strategy	2011	5.37	4.41	0	5.42	4.45	0
	2010	6.23	5.37	0	6.27	5.42	0
	2009	4.76	6.23	0	4.77	6.27	0
	2008	10.90	4.76	0	10.93	4.77	0
	2007	10.00	10.90	0	10.00	10.93	0
Rydex VT Financial Services	2011	4.96	4.08	0	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	0	7.75	3.90	0
	2007	10.00	7.74	0	10.00	7.75	0
Rydex VT Government Long Bond 1.2x Strategy	2011	10.55	14.42	0	10.63	14.57	0
	2010	9.92	10.55	0	9.98	10.63	0
	2009	14.99	9.92	0	15.05	9.98	0
	2008	10.71	14.99	0	10.73	15.05	0
	2007	10.00	10.71	0	10.00	10.73	0
Rydex VT Health Care	2011	8.99	9.09	0	9.06	9.19	0
	2010	8.72	8.99	0	8.77	9.06	0
	2009	7.24	8.72	27	7.27	8.77	0
	2008	9.97	7.24	193	9.99	7.27	0
	2007	10.00	9.97	0	10.00	9.99	0
Rydex VT Internet	2011	10.21	8.69	0	10.30	8.78	0
	2010	8.75	10.21	177	8.81	10.30	0
	2009	5.46	8.75	0	5.49	8.81	0
	2008	10.26	5.46	124	10.28	5.49	0
	2007	10.00	10.26	0	10.00	10.28	0
Rydex VT Inverse Dow 2x Strategy	2011	4.97	3.50	0	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	0
	2007	10.00	8.89	0	10.00	8.91	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Inverse Government Long Bond Strategy	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	0
	2007	10.00	9.14	0	10.00	9.16	0
Rydex VT Inverse Mid-Cap Strategy	2011	$ 5.65	$ 5.06	0	$ 5.70	$ 5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007	10.00	9.65	0	10.00	9.67	0
Rydex VT Inverse NASDAQ-100® Strategy	2011	5.65	4.91	146	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	6.10	7.43	0	12.89	7.48	0
	2008	8.98	6.10	118	9.00	12.89	0
	2007	10.00	8.98	0	10.00	9.00	0
Rydex VT Inverse Russell 2000® Strategy	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	0	8.05	5.64	0
	2009	12.34	8.01	0	12.39	8.05	0
	2008	10.25	12.34	0	10.27	12.39	0
	2007	10.00	10.25	0	10.00	10.27	0
Rydex VT Inverse S&P 500 Strategy	2011	7.41	6.51	0	7.47	6.57	0
	2010	9.23	7.41	0	9.29	7.47	0
	2009	13.19	9.23	0	13.24	9.29	0
	2008	9.81	13.19	0	9.83	13.24	0
	2007	10.00	9.81	0	10.00	9.83	0
Rydex VT Japan 2x Strategy	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	439	5.67	6.75	0
	2008	8.67	5.62	281	8.69	5.67	0
	2007	10.00	8.67	0	10.00	8.69	0
Rydex VT Leisure	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	0
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007	10.00	9.17	0	10.00	9.19	0
Rydex VT Mid-Cap 1.5x Strategy	2011	8.31	7.42	625	8.37	7.49	0
	2010	6.25	8.31	881	6.29	8.37	0
	2009	4.25	6.25	204	4.26	6.29	0
	2008	9.73	4.25	128	9.75	4.26	0
	2007	10.00	9.73	0	10.00	9.75	0
Rydex VT NASDAQ-100®	2011	10.25	10.11	0	10.33	10.21	0
	2010	8.95	10.25	352	9.00	10.33	0
	2009	6.10	8.95	163	6.12	9.00	0
	2008	10.86	6.10	118	10.88	6.12	0
	2007	10.00	10.86	0	10.00	10.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT NASDAQ-100® 2x Strategy	2011	8.32	7.99	0	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	348	3.00	6.33	0
	2008	11.30	2.99	472	11.32	3.00	0
	2007	10.00	11.30	0	10.00	11.32	0
Rydex VT Nova	2011	$ 6.45	$ 6.16	787	$ 6.50	$ 6.22	0
	2010	5.57	6.45	828	5.60	6.50	0
	2009	4.25	5.57	570	4.27	5.60	0
	2008	9.66	4.25	277	9.68	4.27	0
	2007	10.00	9.66	0	10.00	9.68	0
Rydex VT Precious Metals	2011	13.92	10.21	199	14.03	10.31	1,921
	2010	10.44	13.92	288	10.50	14.03	2,016
	2009	7.23	10.44	11	7.26	10.50	0
	2008	12.19	7.23	0	12.21	7.26	0
	2007	10.00	12.19	0	10.00	12.21	0
Rydex VT Real Estate	2011	6.30	6.22	0	6.35	6.28	0
	2010	5.22	6.30	0	5.25	6.35	0
	2009	4.31	5.22	0	4.33	5.25	0
	2008	7.65	4.31	0	7.66	4.33	0
	2007	10.00	7.65	0	10.00	7.66	0
Rydex VT Retailing	2011	8.87	9.02	261	8.94	9.11	0
	2010	7.34	8.87	0	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007	10.00	8.13	0	10.00	8.14	0
Rydex VT Russell 2000® 1.5x Strategy	2011	7.16	6.07	781	7.21	6.13	0
	2010	5.37	7.16	251	5.41	7.21	0
	2009	4.17	5.37	226	4.19	5.41	0
	2008	8.88	4.17	0	8.89	4.19	0
	2007	10.00	8.88	0	10.00	8.89	0
Rydex VT Russell 2000® 2x Strategy	2011	5.10	3.97	0	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	346	8.32	2.72	0
	2007	10.00	8.30	0	10.00	8.32	0
Rydex VT S&P 500 2x Strategy	2011	5.07	4.71	0	5.11	4.76	0
	2010	4.19	5.07	0	4.21	5.11	0
	2009	2.96	4.19	0	2.97	4.21	0
	2008	9.56	2.96	0	9.58	2.97	0
	2007	10.00	9.56	0	10.00	9.58	0
Rydex VT S&P 500 Pure Growth	2011	9.99	9.54	3,331	10.07	9.64	0
	2010	8.27	9.99	182	8.32	10.07	0
	2009	5.81	8.27	172	5.84	8.32	0
	2008	10.00	5.81	0	10.02	5.84	0
	2007	10.00	10.00	0	10.00	10.02	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT S&P 500 Pure Value	2011	7.72	7.22	4,430	7.78	7.30	0
	2010	6.64	7.72	0	6.68	7.78	0
	2009	4.55	6.64	221	4.56	6.68	0
	2008	9.16	4.55	0	9.18	4.56	0
	2007	10.00	9.16	0	10.00	9.18	0
Rydex VT S&P MidCap 400 Pure Growth	2011	$12.20	$11.71	0	$12.29	$11.82	0
	2010	9.52	12.20	0	9.58	12.29	0
	2009	6.28	9.52	0	6.31	9.58	0
	2008	10.19	6.28	0	10.21	6.31	0
	2007	10.00	10.19	0	10.00	10.21	0
Rydex VT S&P MidCap 400 Pure Value	2011	8.60	7.72	0	8.67	7.79	0
	2010	7.41	8.60	0	7.45	8.67	0
	2009	4.94	7.41	149	4.96	7.45	0
	2008	9.07	4.94	0	9.09	4.96	0
	2007	10.00	9.07	0	10.00	9.09	0
Rydex VT S&P SmallCap 600 Pure Growth	2011	9.58	9.58	0	9.66	9.68	0
	2010	7.91	9.58	0	7.96	9.66	3,490
	2009	6.11	7.91	0	6.14	7.96	0
	2008	9.63	6.11	0	9.65	6.14	0
	2007	10.00	9.63	0	10.00	9.65	0
Rydex VT S&P SmallCap 600 Pure Value	2011	7.93	6.94	0	7.99	7.00	0
	2010	6.56	7.93	0	6.60	7.99	0
	2009	4.18	6.56	0	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007	10.00	7.66	0	10.00	7.68	0
Rydex VT Strengthening Dollar 2x Strategy	2011	6.36	5.88	0	6.41	5.94	0
	2010	6.89	6.36	0	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	0	8.33	8.51	0
	2007	10.00	8.31	0	10.00	8.33	0
Rydex VT Technology	2011	8.90	7.81	264	8.97	7.88	0
	2010	8.22	8.90	0	8.27	8.97	0
	2009	5.47	8.22	0	5.49	8.27	0
	2008	10.37	5.47	0	10.39	5.49	0
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VT Telecommunications	2011	7.53	6.23	0	7.59	6.29	0
	2010	6.81	7.53	0	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	0
	2008	10.37	5.48	0	10.39	5.50	0
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VT Transportation	2011	8.21	7.05	0	8.27	7.12	0
	2010	6.84	8.21	0	6.88	8.27	0
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	91	8.37	6.06	0
	2007	10.00	8.35	0	10.00	8.37	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT U.S. Government Money Market	2011	9.14	8.83	12,990	9.22	8.92	11,435
	2010	9.47	9.14	4,279	9.52	9.22	14,382
	2009	9.79	9.47	15,410	9.83	9.52	21,855
	2008	10.02	9.79	0	10.04	9.83	6,992
	2007	10.00	10.02	0	10.00	10.04	0
Rydex VT Utilities	2011	$ 8.56	$ 9.62	0	$ 8.63	$ 9.72	0
	2010	8.29	8.56	0	8.34	8.63	0
	2009	7.54	8.29	0	7.57	8.34	0
	2008	11.09	7.54	0	11.11	7.57	0
	2007	10.00	11.09	0	10.00	11.11	0
Rydex VT Weakening Dollar 2x Strategy	2011	9.39	8.73	0	9.46	8.82	0
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	0
	2007	10.00	11.79	0	10.00	11.81	0
T. Rowe Price Blue Chip Growth	20112	10.00	9.30	0	10.00	9.31	0
T. Rowe Price Equity Income	20112	10.00	9.07	0	10.00	9.08	0
T. Rowe Price Health Sciences	20112	10.00	9.49	0	10.00	9.50	0
T. Rowe Price Limited-Term Bond	20112	10.00	9.82	0	10.00	9.83	0
Templeton Developing Markets Securities	2011	19.52	15.87	0	19.60	15.97	0
	2010	17.18	19.52	0	17.22	19.60	1,183
	2009	10.30	17.18	0	10.31	17.22	0
	20081	10.00	10.30	0	10.00	10.31	0
Templeton Foreign Securities	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	0	14.30	15.01	0
	2009	10.78	14.27	0	10.78	14.30	0
	20081	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond Securities	20112	10.00	9.38	0	10.00	9.39	0
Templeton Growth Securities	20112	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	20112	10.00	7.35	0	10.00	7.36	0
Van Eck VIP Global Hard Assets	20112	10.00	7.45	0	10.00	7.46	0
Wells Fargo Advantage International Equity VT	20112	10.00	8.13	0	10.00	8.15	0
Wells Fargo Advantage Intrinsic Value VT	20112	10.00	8.82	0	10.00	8.83	0
Wells Fargo Advantage Omega Growth VT	20112	10.00	8.46	0	10.00	8.47	0
Wells Fargo Advantage Opportunity VT	2011	10.03	9.16	0	10.11	9.25	0
	2010	8.39	10.03	0	8.44	10.11	0
	2009	5.88	8.39	0	9.50	8.44	0
	2008	10.15	5.88	0	10.17	5.90	0
	2007	10.00	10.15	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Wells Fargo Advantage Small Cap Value VT	20112	10.00	8.59	0	10.00	8.60	0
1    For the period November 17, 2008 (date of inception) through December 31, 2008.
2    For the period April 18, 2011 (date of inception) through December 31, 2011
3    Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4    Effective May 1, 2012, the SBL Fund and its respective series are marketed with the name “Guggenheim.” Although SBL Fund’s legal name has not changed, it and its series are marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series are marketed with the name Guggenheim.  These underlying funds were previously marketed as Rydex | SGI.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit provided by rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.

There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”

What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.	Contract Value immediately prior to the withdrawal.

How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•
if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time ;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners or Participants.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2 1
1  Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, i f you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond  Portfolio , Dimensional VA International Small  Portfolio , Dimensional VA International Value Portfolio , Dimensional VA Short-Term Fixed Portfolio , Dimensional VA U.S. Large Value Portfolio , Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Dreman Small Mid Cap Value VIP, DWS Global Small Cap Growth VIP, DWS Global Thematic VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP
30 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity ® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity ® VIP Growth Opportunities, Fidelity ® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth Securities, Franklin Growth & Income Securities, Franklin High Income Securities, Franklin Income Securities, Franklin Large Cap Growth Securities, Franklin Large Cap Value Securities, Franklin Mutual Global Discovery Securities, Franklin Mutual Shares Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin Strategic Income Securities, Franklin US Government Securities
30 days
Goldman Sachs VIT Government Income, Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity, Goldman Sachs VIT Structured Small Cap Equity
30 days

Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT DWA Flexible Allocation, Guggenheim VT DWA Sector Rotation, Guggenheim VT Global Managed Futures Strategy, Guggenheim VT High Yield, Guggenheim VT Large Cap Concentrated Growth, Guggenheim VT Large Cap Core, Guggenheim VT Large Cap Value, Guggenheim VT Managed Asset Allocation, Guggenheim VT Mid Cap Growth,   Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Growth, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Intermediate Bond, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
ING Clarion Global Real Estate, ING Clarion Real Estate, ING MidCap Opportunities	30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. Core Equity, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity, Invesco V.I. Utilities, Invesco Van Kampen V.I. American Franchise, Invesco Van Kampen V.I. American Value, Invesco Van Kampen V.I. Comstock, Invesco Van Kampen V.I. Equity and Income, Invesco Van Kampen V.I. Growth and Income, Invesco Van Kampen V.I. Mid Cap Growth
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS ® VIT Emerging Markets Equity, MFS ® VIT High Yield, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days

Subaccount	Transfer Block Restriction (# of Calendar Days)
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Securities Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified   Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Putnam VT High Yield	90 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets Securities, Templeton Foreign Securities, Templeton Global Bond Securities, Templeton Growth Securities	30 days
Third Avenue Value	90 days
Van Eck VIP Global Hard Assets	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim Innealta and Rydex VT Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Rydex VT Subaccounts and certain Federated and Guggenheim VT Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each

Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off” time). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumu-

lation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. . If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.

You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit1	0.40%
1The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The

Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). ). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The

Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($92,000 for a married couple filing a joint return and $58,000 for a single taxpayer in 2012). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $173,000 and $183,000 in 2012. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $110,000 to $125,000 in adjusted gross income ($173,000 to $183,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 401, 403(b), governmental 457 plan or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A 401, 403(b) or governmental 457plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice.

The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts — Effective April 4, 2011, the Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on April 4, 2011, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

In the event that we receive a request on or after April 4, 2011 to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VT U.S. Government Money Market Subaccount (including cases in which an Extra

Credit Rider is in effect). If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Total Return Subaccount  – Administrative Class , we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Total Return. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on April 4, 2011. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Closed Subaccounts
PIMCO VIT Total Return – Administrative Class

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities

Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2011, 2010, and 2009, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $37,090.72, $214,270.68, and $267,614.85, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 403(b)

Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Adaptive Allocation Portfolio		Seeks growth and risk-adjusted total return.	Critical Math Advisors LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks; income is a secondary objective.	American Century Investment Mgmt., Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Inflation Protection	II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth; income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth; income is a secondary objective.	American Century Investment Mgmt., Inc.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC; BlackRock International Limited
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income gneration and prudent investment management.	BlackRock Advisors LLC	BlackRock Financial Management, Inc.
BlackRock Large Cap Core V.I.	3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth	BlackRock Advisors LLC	BlackRock Investment Management, LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond		Seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Management, LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor’s ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor’s ® 500 Composite Stock Price Index.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with capital preservation. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc
DWS Core Equity VIP	B	Seeks growth of capital and income.	Deutsche Investment Mgmt. Americas Inc	QS Investors Llc
DWS Dreman Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc	Dreman Value Management LLC
DWS Global Small Cap Growth VIP	B	Seeks above-average long-term capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc
DWS Global Thematic VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc	Global Thematic Partners, LLC
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc
DWS High Income VIP	B	Seeks a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks a high rate of total return.	Deutsche Investment Mgmt. Americas Inc
Federated Fund for U.S. Government Securities II	II	To provide current income.	Federated Investment Management Company
Federated High Income Bond II	Service	Seeks high current income.	Federated Investment Management Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company	Fidelity Investments Money Mgmt., Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC), and other investment advisers.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company	Geode Capital Mgmt., LLC (Geode) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also consisdering growth of capital.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Management & Research Company	Geode Capital Mgmt., LLC (Geode®) and FMR Co., Inc. (FMRC)

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company	Fidelity Investments Money Mgmt., Inc. (FIMM) and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income, while also considering capital appreciation.	Fidelity Management & Research Company	Fidelity Investments Money Mgmt., Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Ltd. (FIA (UK)), and other investment advisers
Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation; current income is a secondary goal.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income; capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation; income is a secondary consideration.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income; long-term capital appreciation is a secondary goal.	Franklin Advisers, Inc.
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Government Income	Service	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. International
Goldman Sachs VIT Structured Small Cap Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Conservative Strategy		Seeks preservation of capital and, secondarily long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide growth of capital and total return.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT DWA Flexible Allocation		Seeks to provide capital appreciation with capital preservation as a secondary objective.	Guggenheim Investments
Guggenheim VT DWA Sector Rotation		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT Global Managed Futures Strategy		Seeks to achieve positive total returns over time.	Guggenheim Investments
Guggenheim VT High Yield		Seeks high current income; capital appreciation is secondary.	Guggenheim Investments
Guggenheim VT Large Cap Concentrated Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Large Cap Core		Seeks capital appreciation.	Guggenheim Investments
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Managed Asset Allocation		Seeks a high level of total return.	Guggenheim Investments
Guggenheim VT Mid Cap Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Growth		Seeks to provide current income.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Intermediate Bond		Seeks to provide long-term capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and preservation of capital.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	Seeks high total return consisting of capital appreciation and current income.	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities	S2	Seeks long-term capital appreciation.	ING Investments, LLC	ING Investment Management Co.
Innealta Capital Country Rotation	2	Seeks capital appreciation and current income, consistent with the preservation of capital.	Al Frank Asset Management, Inc.
Innealta Capital Sector Rotation	2	Seeks capital appreciation and current income, consistent with the preservation of capital	Al Frank Asset Management, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Total return through growth of capital and current income	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Seeks long-term growth of capital and, secondarily, current income.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks to provide total return.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks to provide total return.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Energy		Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP High Income		Seeks to provide total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Mgmt. Co.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP International Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks to provide current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks to provide capital appreciation.	Waddell & Reed Investment Mgmt. Co.
Ivy Funds VIP Value		Seeks to provide capital appreciation.	Waddell & Reed Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital.	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Securities Fund/VA	Service
Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks a high level of current income principally derived from interest on debt securities.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Bond VCT	II	Seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Management, Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.	AEW Capital Management, L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Putnam VT Absolute Return 500	IB	Seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time regardless of market conditions.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as the manager believes is consistent with preservation of capital.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	Seeks high current income.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what the manager believes to be prudent risk.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Management, LLC	Putnam Investments Ltd.
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Management, LLC	Putnam Investments Ltd.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Banking	Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VT Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VT Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VT Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VT Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VT Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VT Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VT Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VT Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VT Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector	Guggenheim Investments
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VT Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse NASDAQ-100® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Russell 2000® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VT Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT NASDAQ-100®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VT NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VT Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VT Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VT Russell 2000® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Russell 2000® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VT S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VT Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VT Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd. (Asset Management)
Templeton Foreign Securities	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond Securities	2	Seeks high current income consistent with preservation of capital; capital appreciation is a secondary consideration.	Franklin Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Management LLC
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Ltd. and Western Asset Mgmt Pte. Ltd.

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: December 28, 2012

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated December 28, 2012, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013C	(PRS) 32-70130-03 2012/12/28

Table of Contents

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $50,000. Salary reduction contributions, if any, are subject to additional annual limits.

4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management, investment, and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2011, 2010, and 2009, the Company paid $109,747, $119,997, and $66,840, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

5

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

December 28, 2012

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated December 28, 2012, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013A	32-70131-01 2012/12/28

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3

METHOD OF DEDUCTING THE EXCESS CHARGE	3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Sections 408 and 408A	4

ADMINISTRATIVE SERVICES ARRANGEMENTS	5

PERFORMANCE INFORMATION	5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6

FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,000 for tax year 2012. The $17,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500 can be made to a 403(b) annuity during the 2012 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2012 is the lesser of (i) $50,000, or (ii) 100% of the employee’s annual compensation.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,000 or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 or (ii) 100% of that spouse’s

4

compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $50,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management, investment, and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2011, 2010, and 2009, the Company paid $109,747, $119,997, and $66,840, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 0.70%; (2) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied

5

by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011; and (2) the audited financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010.

(b)	Exhibits
	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
	(2)	Not Applicable
	(3)	(a)	Distribution Agreement(d)
(i) Amendment 1 to Distribution Agreement(i)
(ii) Amendment 2 to Distribution Agreement(l)
		(b)	Marketing Organization Agreement(c)
(i) Amendment to Marketing Organization Agreement –Anti‑Money Laundering Requirement(i)
(ii) Amendment to Marketing Organization Agreement – Supervisory Fee(i)
		(c)	Commission Schedule(i)
		(d)	Third Party Sales Agreement(f)
	(4)	(a)	Individual Contract (Form FSB 242 (01-07))(i)
		(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(i)
		(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)
		(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(i)
		(e)	TSA Endorsement (Form FSB202 R2‑97)(a)
		(f)	IRA Endorsement (Form FSB203 R2‑97)(a)
		(g)	Roth IRA Endorsement (Form FSB206 11‑97)(b)
	(5)	(a)	Individual Application (Form FSB 243 (6-07))(q)
		(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(q)
		(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(q)
		(d)	Individual Application Form FSB243 (2-11)(t)
		(e)	Application Supplement Form FSB 243 SUPP A (2-11)(t)
		(f)	Application Supplement Form FSB 243 SUPP B (2-11)(t)
	(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)
		(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(e)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(o)

(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM(f)
(i) Amendment Nos. 1 and 2(f)
(ii) Amendment No. 3(i)
	(b)	Participation Agreement – AllianceBernstein
	(c)	Participation Agreement – ALPS (Ibbotson)
	(d)	Participation Agreement – American Century(t)
	(e)	Participation Agreement – BlackRock(t)
	(f)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(y)
	(g)	Participation Agreement – Dreyfus(w)
	(h)	Participation Agreement – DWS(t)
	(i)	Participation Agreement – Federated
	(j)	Participation Agreement – Fidelity(n)
	(k)	Participation Agreement – Franklin/Templeton
	(l)	Participation Agreement – Fred Alger(t)
	(m)	Participation Agreement – Goldman Sachs(x)
	(n)	Participation Agreement – ING
	(o)	Participation Agreement – Ivy
	(p)	Participation Agreement – Janus Aspen Series(o)
	(q)	Participation Agreement – JPMorgan
	(r)	Participation Agreement – Legg Mason(u)
	(s)	Participation Agreement – Lord Abbett(t)
	(t)	Participation Agreement – MFS
	(u)	Participation Agreement – Morgan Stanley
	(v)	Participation Agreement – Neuberger Berman(f)
(i) Amendment Nos. 1 and 2(f)
	(w)	Participation Agreement – Northern Lights (Adaptive Allocation)
	(x)	Participation Agreement – Northern Lights (Innealta)
	(y)	Participation Agreement – Northern Lights (Power Income)
	(z)	Participation Agreement – Oppenheimer(t)
	(aa)	Participation Agreement – Panorama (Oppenheimer)(t)
	(ab)	Participation Agreement – Pioneer
	(ac)	Participation Agreement – PIMCO(w)
	(ad)	Participation Agreement – Potomac(i)
(i) Amendment No. 1(i)
(ii) Amendment No. 2(i)
	(ae)	Participation Agreement – Putnam
	(af)	Participation Agreement – Rydex(r)
	(ag)	Participation Agreement – SBL Fund(w)
	(ah)	Participation Agreement – T. Rowe Price(t)
	(ai)	Participation Agreement – Third Avenue(t)
	(aj)	Participation Agreement – Van Eck(t)
	(ak)	Participation Agreement – Van Kampen(h)
(i) Amendment No. 1(i)
	(al)	Information Sharing Agreement – AIM(j)
	(am)	Information Sharing Agreement – Dreyfus(j)
	(an)	Information Sharing Agreement – Federated(k)
	(ao)	Information Sharing Agreement – Fidelity(k)
	(ap)	Information Sharing Agreement – Franklin/Templeton(p)

	(aq)	Information Sharing Agreement – Neuberger Berman(j)
	(ar)	Information Sharing Agreement – Oppenheimer(j)
	(as)	Information Sharing Agreement – PIMCO(j)
	(at)	Information Sharing Agreement – Potomac(k)
	(au)	Information Sharing Agreement – Rydex(j)
	(av)	Information Sharing Agreement – Van Kampen(j)
	(aw)	Information Sharing Agreement – Wells Fargo(k)
(9)	Opinion of Counsel(i)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)
Powers of Attorney of Howard R. Fricke, Stephen A. Crane, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, Douglas G. Wolff, Wayne S. Diviney, Stephen R. Herbert, and Katherine P. White(v)

(a)
Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).

(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).

(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).

(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).

(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed January 10, 2011).

(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).

(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).

(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2012).

(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).

(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2012).

(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142082 (filed October 19, 2012).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley *	Chairman of the Board, CEO, and Director
Douglass G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
John F. Frye*	Vice President, Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Treasurer, and Director
Howard R. Fricke*	Director
Roger S. Offermann*	Vice President and Lead Actuary and Director
Christopher D. Swickard*	Associate General Counsel and Assistant Secretary
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Jeanne R. Slusher*	Assistant Vice President and Auditor
Carmen R. Hill*	Chief Compliance Officer
Danny D. Purcell*	Assistant Vice President and Valuation Actuary
Rui Guo*	Product Development Actuary
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100%voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100%voting (no ownership) by GKSL; 100%ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL

Name	Jurisdiction	Percent of Voting Securities Owned
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc. 1% by Sponsor
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.	Number of Contract Owners

As of September 28, 2012 there were 362 owners of Qualified Contracts and 248 owners of Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.	Indemnification

The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)	Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)

Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael P. Kiley	President Chairman of the Board, and Director
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	Ken M. DiFrancesca	Vice President and Director
	James J. Kiley	Vice President, Education Markets
	Michael K. Reidy	Vice President and Director
	Lorette F. Ziegler	Treasurer
	Amy J. Lee	Secretary and Chief Compliance Officer
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Assistant Secretary, and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President
	Kenneth J. Rathke	Assistant Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$37,0911	$60,0672	$0	N/A

1  FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.

2  A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.

(e)
First Security Benefit Life Insurance and Annuity Company of New York represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of December 2012.

First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account A (The Registrant)

By:	/s/ MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board, Director, and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 27, 2012.

SIGNATURES AND TITLES

By:	/s/ MICHAEL P. KILEY
Michael P. Kiley, Chairman of the Board, Chief Executive Officer and Director
By:	*
John F. Frye, Vice President, Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Treasurer, and Director (chief accounting officer)
By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director
By:	*
Howard R. Fricke, Director
By:	*
Douglas G. Wolff, Director
By:	*
Stephen A. Crane, Director
By:	*
Wayne S. Diviney, Director
By:	*
Stephen R. Herbert, Director
By:	*
Katherine P. White, Director
*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(8) (b)	Participation Agreement – AllianceBernstein
(c)	Participation Agreement – ALPS (Ibbotson)
(i)	Participation Agreement – Federated
(k)	Participation Agreement – Franklin/Templeton
(n)	Participation Agreement – ING
(o)	Participation Agreement – Ivy
(q)	Participation Agreement – JPMorgan
(t)	Participation Agreement – MFS
(u)	Participation Agreement – Morgan Stanley
(w)	Participation Agreement – Northern Lights (Adaptive Allocation)
(x)	Participation Agreement – Northern Lights (Innealta)
(y)	Participation Agreement – Northern Lights (Power Income)
(ab)	Participation Agreement – Pioneer
(ae)	Participation Agreement – Putnam